LIMITED PARTNERS' EQUITY (Details) $ / shares in Units, $ in Millions			1 Months Ended	12 Months Ended
	Dec. 11, 2020 shares	Jul. 31, 2020 shares	Feb. 29, 2020 $ / shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares
Disclosure of limited partners equity [Line Items]
Conversion ratio	1.5
Number of additional shares issued (in shares)	215,200,000
Dividends recognised as distributions to owners | $				$ 54
Brookfield Asset Management
Disclosure of limited partners equity [Line Items]
Percent ownership of parent on fully exchanged basis		51.50%
Percent ownership in parent on unexchanged basis		25.00%
Brookfield Asset Management
Disclosure of limited partners equity [Line Items]
Number of shares outstanding (in shares)				323,051,190
Ownership percentage				50.40%
Public Shareholders
Disclosure of limited partners equity [Line Items]
Ownership percentage				49.60%
Ordinary shares
Disclosure of limited partners equity [Line Items]
Conversion ratio	1.5
Number of additional shares issued (in shares)	0.5
Number of shares issued (in shares)	91,600,487
Number of shares outstanding (in shares)				274,837,890	268,466,704
Maximum units for normal course issuer bid (in shares)				13,740,072
Percentage of units for normal course issuer bid				5.00%
Number of shares repurchased (in shares)				0	30,000
Cost of units repurchased on the Toronto Stock Exchange and the New York Stock Exchange (2019 is less than) | $					$ 1
Dividends recognised as distributions to owners per share (in dollars per share) | $ / shares			$ 1.215
Dividends recognised as distributions to owners per share, incremental increase (in dollars per share) | $ / shares			$ 0.06
Ordinary shares | TerraForm Power
Disclosure of limited partners equity [Line Items]
Payments for shares exchanged | $				$ 2
Ordinary shares | TerraForm Power | Limited partners’ equity
Disclosure of limited partners equity [Line Items]
Number of instruments or interests issued or issuable		6,051,704
Ordinary shares | Distribution Reinvestment Plan
Disclosure of limited partners equity [Line Items]
Number of shares issued (in shares)				182,966	264,894
Share issue related cost | $				$ 6	$ 6
Ordinary shares | Brookfield Asset Management
Disclosure of limited partners equity [Line Items]
Number of shares outstanding (in shares)				68,749,416	84,103,416
GP interests | Brookfield Asset Management | Ownership interest in BEP
Disclosure of limited partners equity [Line Items]
Ownership percentage				0.01%
GP interests | Brookfield Asset Management | Ownership interest in BRELP
Disclosure of limited partners equity [Line Items]
Ownership percentage				1.00%
Exchangeable shares | TerraForm Power
Disclosure of limited partners equity [Line Items]
Number of shares exchanged (in shares)				136,517
Exchangeable shares | TerraForm Power | Limited partners’ equity
Disclosure of limited partners equity [Line Items]
Number of instruments or interests issued or issuable		55,552,862
LP Units
Disclosure of limited partners equity [Line Items]
Dividends recognised as distributions to owners | $				$ 349	$ 370
LP Units | Brookfield Asset Management
Disclosure of limited partners equity [Line Items]
Dividends recognised as distributions to owners | $				98	116
LP Units | Public Shareholders
Disclosure of limited partners equity [Line Items]
Dividends recognised as distributions to owners | $				$ 251	$ 254
Direct Ownership | Brookfield Asset Management | Ownership interest in BEP
Disclosure of limited partners equity [Line Items]
Ownership percentage				25.00%
Direct Ownership | Brookfield Asset Management | Ownership interest in BRELP
Disclosure of limited partners equity [Line Items]
Ownership percentage				41.00%
Direct Ownership | Brookfield Asset Management | Ownership Interest In BEPC
Disclosure of limited partners equity [Line Items]
Ownership percentage				35.00%